Fair Value and Fair Value Hierarchy of Financial Instruments (Tables)	12 Months Ended
Dec. 31, 2021
Statement [Line Items]
Summary of Financial Instruments Not Measured at Fair Value
The carrying amounts and fair values of the Group’s financial instruments, other than those with carrying amounts that reasonably approximate to fair values, were as follows:

	December 31, 2021		December 31, 2020
	Carrying amount	Fair value amount	Carrying amount	Fair value amount
	RMB million	RMB million	RMB million	RMB million
Financial assets
Equity investments designated at fair value through other comprehensive income	457	457	995	995
Financial asset at fair value through profit or loss	84	84	95	95
Derivative financial assets	—	—	399	399
Deposits relating to aircraft held under leases included in other non-current assets	140	139	143	142

Total	681	680	1,632	1,631

Financial liabilities
Derivative financial liabilities	46	46	141	141
Long-term borrowings	50,792	49,971	30,745	32,355
Lease liabilities	82,126	81,232	82,178	82,653

Total	132,964	131,249	113,064	115,149

Summary of Significant Unobservable Inputs to the Valuation of Financial Instruments Together with a Quantitative Sensitivity Analysis
Set out below is a summary of significant unobservable inputs to the valuation of financial instruments together with a quantitative sensitivity analysis as at December 31, 2021 and 2020:

	Valuation technique	Significant unobservable input	Range	Sensitivity of fair value to the input
Unlisted equity investments	Valuation multiples	Discount for lack of marketability	20%(December 31, 2020: 20% to 35%)	1% (December 31, 2020: 1%) increase/decrease in multiple would result in increase/ decrease in fair value by RMB 3 million (December 31, 2020: RMB 5 million)

Disclosure of Fair Value of Financial Instruments
The following tables illustrate the fair value measurement hierarchy of the Group’s financial instruments:
Assets and liabilities measured at fair value:
As at December 31, 2021

	Fair value measurement using
	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Assets
Equity investments designated at fair value through other comprehensive income	237	—	220	457
Financial asset at fair value through profit or loss	84	—	—	84

Total	321	—	220	541

Liabilities
Derivative financial liabilities
— Interest rate swaps	—	46	—	46

Total	—	46	—	46

As at December 31, 2020

	Fair value measurement using
	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Assets
Equity investments designated at fair value through other comprehensive income	457	—	538	995
Derivative financial assets
— Forward fuel contracts	—	399	—	399
Financial asset at fair value through profit or loss	95	—	—	95

Total	552	399	538	1,489

Liabilities
Derivative financial liabilities
— Interest rate swaps	—	140	—	140
— Forward fuel contracts	—	1	—	1

Total	—	141	—	141

Summary of the Changes in Level 3 Items
The following table presents the changes in level 3 items for the year ended December 31, 2021:

Equity investments designated at fair value through other comprehensive income RMB million
Opening balance as at January 1, 20 21	538

Disposals	(75)
Recognised in other comprehensive income – net	(243)

Closing balance as at December 31, 2021	220

At fair value [member]
Statement [Line Items]
Disclosure of Fair Value of Financial Instruments
Assets and liabilities for which fair values are disclosed:

As at December 31, 2021

	Fair value measurement using
	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Assets
Deposits relating to aircraft held under leases included in other non-current assets	—	139	—	139

Liabilities
Long-term borrowings	—	49,971	—	49,971
Lease liabilities	—	81,232	—	81,232

	—	131,203	—	131,203

As at December 31, 2020

	Fair value measurement using
	Quoted prices in active markets (Level 1) RMB million	Significant observable inputs (Level 2) RMB million	Significant unobservable inputs (Level 3) RMB million	Total RMB million
Assets
Deposits relating to aircraft held under leases included in other non-current assets	—	142	—	142

Liabilities
Long-term borrowings	4,936	27,419	—	32,355
Lease liabilities	—	82,653	—	82,653

	4,936	110,072		115,008